Summary of Significant Accounting Policies (Tables)	9 Months Ended
Sep. 30, 2013
Summary of Fair Value Measurement Financial Asset and Liabilities

Financial assets and liabilities subject to fair value measurements as of December 31, 2011, December 31, 2012 and September 30, 2013, were as follows:

	Fair Value Measurements at December 31, 2011
	Total	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
		Level 1	Level 2	Level 3
Assets:
Cash and cash equivalents	$31,049,050	$31,049,050	$—	$—
Money market funds	24,169,311	—	24,169,311	—
Restricted cash	582,171	582,171	—	—

Total assets	$55,800,532	$31,631,221	$24,169,311	$—

Liabilities:
Preferred stock warrant liability	$(203,642)	$—	$—	$(203,642)

	Fair Value Measurements at December 31, 2012
	Total	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
		Level 1	Level 2	Level 3
Assets:
Cash and cash equivalents	$18,695,197	$18,695,197	$—	$—
Money market funds	29,047,958	29,047,958	—	—
Restricted cash	404,850	404,850	—	—

Total assets	$48,148,005	$48,148,005	$—	$—

Liabilities:
Preferred stock warrant liability	$(52,947)	$—	$—	$(52,947)

	Fair Value Measurements at September 30, 2013
	Total	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
		Level 1	Level 2	Level 3
Assets:
Cash and cash equivalents	$7,522,029	$7,522,029	$—	$—
Money market funds	26,047,169	26,047,169	—	—
Restricted cash	404,850	404,850	—	—

Total assets	$33,974,048	$33,974,048	$—	$—

Liabilities:
Preferred stock warrant liability	$(679,296)	$—	$—	$(679,296)

Summary of Preferred Stock Warrant Liability

The following table presents information about the Company’s preferred stock warrant liability, which was the only financial instrument measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as defined in ASC 820 as of December 31, 2011, December 31, 2012, and September 30, 2013:

	December 31,
	2011	2012	September 30, 2013
			(unaudited)
Balance beginning of period	$(1,663,077)	$(203,642)	$(52,947)
Total unrealized gains (losses) included in earnings	1,459,435	150,695	(626,349)

Balance end of period	$(203,642)	$(52,947)	$(679,296)

Estimated Useful Lives

Depreciation and amortization are computed using the straight-line method over the following estimated useful lives:

Computer equipment	3 years
Software	3 years
Furniture	10 years
Laboratory and office equipment	5 years
Leasehold improvements	Shorter of lease term or useful life

Computation of Basic and Diluted Income (Loss) Per Common Share

The treasury stock method is used to determine the dilutive effect of the Company’s stock option grants and the if-converted method is used to determine the dilutive effect of the Company’s Series A-1, A-2, B, C, D, and D-2 convertible preferred stock.

	Year Ended December 31,		Nine Months Ended September 30,
	2011	2012	2012	2013
			(Unaudited)
Basic income (loss) per common share:
Net income (loss)	$6,717,120	$8,361,755	$10,466,582	$2,944,149
Less: Undistributed earnings allocated to participating securities	(6,717,120)	(8,361,755)	(10,466,582)	(2,944,149)

Net income (loss) allocable to common shares	$—	$—	$—	$—

Basic weighted average common shares outstanding	1,025,602	1,083,286	1,078,145	1,463,798
Basic earnings per common share	$—	$—	$—	$—

Diluted income (loss) per common share:
Net income (loss)	$6,717,120	$8,361,755	$10,466,582	$2,944,149
Less: Undistributed earnings allocated to participating securities	(6,717,120)	(8,361,755)	(10,466,582)	(2,944,149)

Net income (loss) allocable to common shares	$—	$—	$—	$—

Basic weighted average common shares outstanding	1,025,602	1,083,286	1,078,145	1,463,798
Effect of dilutive securities	—	—	20,334,703	20,445,061

Diluted weighted average common shares outstanding	1,025,602	1,083,286	21,412,848	21,908,859
Diluted income per common share	$—	$—	$—	$—

Common Stock Equivalents Excluded In Calculation of Diluted Net Income (Loss) Per Share

The following common stock equivalents were excluded in the calculation of diluted net income (loss) per share because their effect would be anti-dilutive:

	Year Ended December 31,
	2011	2012
Series A-1 Preferred Stock	2,156,114	2,156,114
Series A-2 Preferred Stock	392,274	392,274
Series B Preferred Stock	4,336,037	4,336,037
Series C Preferred Stock	5,909,906	5,909,906
Series D Preferred Stock	769,468	769,468
Series D-2 Preferred Stock	3,391,991	3,391,991
Warrants to Purchase Series D-2 Preferred Stock	180,784	180,784
Stock options	2,885,417	3,249,702

Schedule of Dilutive Securities Used In Calculation of Diluted Earnings Per Share

The following common stock equivalents were included in the calculation of diluted net income (loss) per share:

	Nine Months Ended September 30,
	2012	2013
	(unaudited)
Series A-1 Preferred Stock	2,156,114	2,156,114
Series A-2 Preferred Stock	392,274	392,274
Series B Preferred Stock	4,336,037	4,336,037
Series C Preferred Stock	5,909,906	5,909,906
Series D Preferred Stock	769,468	769,468
Series D-2 Preferred Stock	3,391,991	3,391,991
Warrants to Purchase Series D-2 Preferred Stock	180,784	180,784
Stock options	3,276,516	2,910,952

Pro forma net income (loss) per common share

The Company believes the unaudited pro forma net income (loss) per share provides material information to investors, as the conversion of the Company’s Series A-1, A-2, B, C, D, and D-2 convertible preferred stock and net exercise of the Series D-2 preferred stock warrants to common stock occurred upon the closing of the IPO, and the disclosure of pro forma net income (loss) per share thus provides an indication of net income (loss) per share that is comparable to what will be reported by the Company as a public company.

	Year Ended December 31, 2012	Nine Months Ended September 30, 2013
	(unaudited)
Pro forma net income (loss) per common share
Numerator:
Net income (loss) used to compute pro forma net income (loss) per common share:
Basic	$8,361,755	$2,944,145
Diluted	$8,512,450	$2,944,145
Denominator:
Weighted-average number of common shares, used to calculate net income (loss) per common share:
Basic	1,083,286	1,463,798
Diluted	4,517,833	3,373,001
Add: Pro forma adjustments to reflect assumed weighted-average effect of conversion of convertible preferred stock	16,955,740	16,955,740

Weighted-average number of common shares used in calculating pro forma net income (loss) per common share:
Basic	18,039,142	18,419,588
Diluted	21,473,689	20,328,791
Pro forma net income (loss) per common share:
Basic	$0.38	$0.16
Diluted	$0.38	$0.14

Summary of Significant Revenue [Member]
Summary of Percentage of Customer Concentration

The following table represents the percentage of all significant revenue earned in the periods indicated:

	Year Ended December 31,		Nine Months ended September 30,
	2011	2012	2013	2012
			(unaudited)
Servier	—%	17.3%	58.8%	12.6%
Boehringer	15.6	18.4	15.9	17.2
Gilead	—	—	13.7	0.0
Pfizer	10.8	8.7	7.3	7.4
Eli Lilly	54.0	48.9	1.6	55.7
Government Agencies	17.7	6.5	2.6	6.9

Summary of Significant Accounts Receivable[Member]
Summary of Percentage of Customer Concentration

The following table represents the percentage of all significant accounts receivable balances as of December 31, 2011, December 31, 2012 and September 30, 2013:

	Year Ended December 31,		Nine Months ended September 30, 2013
	2011	2012
			(unaudited)
Gilead.	—%	—%	51.2%
Pfizer	28.0	45.4	22.6
Boehringer	40.1	18.0	11.1
Eli Lilly	10.6	28.2	11.0
Government Agencies	21.3	8.4	4.0